Reserves	12 Months Ended
Dec. 31, 2024
Reserves [Abstract]
Reserves
23.	Reserves

The amounts of the Group’s deficits and the movement therein for the Relevant Periods are presented in the consolidated statements of changes in equity.

(i)	Share premium

The share premium represents the difference between the par value of the shares issued and the consideration received.

(ii)	Share based payments reserve

The share based payments reserve of the Group represents the equity-settled share-based payments granted by the Group. Please refer to note 24 for details.

(iii)	Exchange fluctuation reserve

The exchange fluctuation reserve represents exchange differences arising from the translation of the financial statements of Group companies whose functional currencies are different from the Group’s presentation currency.